FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			PIA VARIABLE ANNUITY ACCOUNT I
		CENTRAL INDEX KEY:			0000928880
		STANDARD INDUSTRIAL CLASSIFICATION:	 []
		IRS NUMBER:				232142731
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		NSAR-U
		SEC ACT:
		SEC FILE NUMBER:	811-08720
		FILM NUMBER:		556289

	BUSINESS ADDRESS:
		STREET 1:		600 DRESHER RD
		CITY:			HORSHAM
		STATE:			PA
		ZIP:			19044

	MAIL ADDRESS:
		STREET 1:		600 DRESHER ROAD
		CITY:			HORSHAM
		STATE:			PA
		ZIP:			19044

				   FORM N-SAR
			       SEMI-ANNUAL REPORT
		       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /  (a)

	  or fiscal year ending: 12/31/02  (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)  N

Those items or sub-items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.



1.   A.   Registrant Name:  Penn Insurance and Annuity Variable Account I

     B.   File Number:  811-8720

     C.   Telephone Number:215-956-8208


2.   A.   Street:600 Dresher Road

     B.   City: Horsham  C. State:PA  D. Zip Code: 19044   Zip Ext:

     E.   Foreign Country:                   Foreign Postal Code:


3.   Is this the first filing on this form by Registrant?
     (Y/N)  N

4.   Is this the last filing on this form by Registrant?
     (Y/N)  N

5.   Is Registrant a small business investment company (SBIC)?
     (Y/N)  N
     [If answer is "Y" (Yes) complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?
     (Y/N)  Y
     [If answer is "Y" (Yes) complete only items 111-132.]

7.   A.   Is Registrant a series or multiple portfolio company?
     (Y/N)
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period?___________________________

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number
  1.  USE THIS  SAME  NUMERICAL   DESIGNATION   FOR
       EACH  SERIES  OR  PORTFOLIO  IN  THE  SERIES
       INFORMATION  BLOCK IN THE TOP RIGHT CORNER OF
       THE SCREENS SUBMITTED IN THIS  FILING AND IN ALL
       SUBSEQUENT  FILINGS ON THIS FORM.  THIS  INFORMATION
       IS REQUIRED EACH TIME THE FORM IS FILED.

						  Is this the last
Series                                            filing for this
Number                   Series                   series?
-----------------------------------------------------------------
1                                                      (Y/N)


UNIT INVESTMENT TRUSTS

111. A.   Depositor Name: Penn Insurance and Annuity Company

     B.   File Number (If any):811-08720

     C.   City: Horsham            State: PA Zip Code:19044 Zip Ext.:

	  Foreign Country:                   Foreign Postal Code:


111. A.   Depositor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip Ext.:

	  Foreign Country:                   Foreign Postal Code:


112. A.   Sponsor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip Ext.:

	  Foreign Country:                   Foreign Postal Code:

112. A.   Sponsor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip Ext.:

	  Foreign Country:                   Foreign Postal Code:


113. A.   Trustee Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

	  Foreign Country:                   Foreign Postal Code:

113. A.   Trustee Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

	  Foreign Country:                   Foreign Postal Code:


114. A.   Principal Underwriter Name:Hornor, Townsend & Kent, Inc.

     B.   File Number:8-14715

     C.   City:Horsham       State:PA    Zip Code:19044      Zip Ext.:

	  Foreign Country:                   Foreign Postal Code:


114. A.   Principal Underwriter Name:

     B.   File Number:

     C.   City:              State:   Zip Code:     Zip Ext.:

	  Foreign Country:                   Foreign Postal Code:

115. A.   Independent Public Account Name:ERNST & YOUNG, LLP

     B.   City: PHILADELPHIA       State:PA    Zip Code:19103     Zip Ext.:

	  Foreign Country:                   Foreign Postal Code:

115. A.   Independent Public Account Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

	  Foreign Country:                   Foreign Postal Code:


116. Family of investment companies information:

     A.   Is Registrant part of family of investment companies?  (Y/N) Y

     B.   Identify the family in 10 letters:PENNMUTUAL
	  (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   Is Registrant a separate account of an insurance company (Y/N) Y

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   Variable annuity contract?  (Y/N)  Y

     C.   Scheduled premium variable life contracts?  (Y/N) N

     D.   Flexible premium variable life contracts?  (Y/N)  N

     E. Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933___1_________


119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period_________

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_________ $

121. State the number of series for which a current prospectus was in existence at the end of the period _____1__________

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _0_

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series ($000's omitted)$

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)_______ $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

			       Number of      Total Assest       Total Income
			       Series          ($000's           Distributions
			       Investing       omitted)        ($000's omitted)

A.   U.S. Treasury
     direct issue__________

B.   U.S. Government
     agency____________

C.   State and municipal
     tax-free___________

D.   Public utility
     debt_____________

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent_____________

F.   All other corporate
     intermed. & long-term
     debt_________________

G.   All other corporate
     short-term debt________

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers_______

I.   Investment company
     equity securities________

J.   All other equity
     securities___________     1            226,760		9,229

K.   Other securities_______

L.   Total assets of all
     series of
     registrant_________       1            226,760		9,229

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) N

     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $3,782

132. List the "811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-



  This report is signed on behalf of the registrant (or depositor or trustee).



		    City of Horsham State of Pennsylvania

Date:         February 26, 2003




Name of Registrant, Depositor, or Trustee: Penn Insurance and Annuity Variable Account I



By:	/s/ Clay Luby			Witness:	/s/ John Heiple
	----------------				------------------
	Clay Luby					John Heiple
	Director					Senior Accountant